Trade and other payables - Schedule of accrued liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of accrued liabilities [Abstract]
External research and development fees	$ 0	$ 55,670
Operational expenses	122,398	178,307
Professional and other fees	946,481	464,060
Accrued interest	409,193	409,193
Accrued liabilities	$ 1,478,072	$ 1,107,230